Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 1,839	[1]	$ 1,545	[1]	$ 2,095
Deferred tax assets	3,253		2,942
Deferred tax liabilities	$ 1,414		$ 1,397

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,839 (2024 – $1,545) are represented by deferred tax assets of $3,253 (2024 – $2,942), and deferred tax liabilities of $1,414 (2024 – $1,397) on the Consolidated Statement of Financial Position.